SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgements, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgements, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgement / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 9
Provisions and contingent liabilities	Note 8
Impairment of non-current assets	Note 12
Control over subsidiaries	Note 15
Depreciation and amortization of non-current assets	Note 13 and Note 14
Fair value of financial instruments	Note 17
Sale and lease back transactions	Note 13
Measurement of lease liabilities	Note 17
NEW STANDARDS AND INTERPRETATIONS
Adopted in 2024
A number of amended standards became effective as of January 1, 2024 as listed below, which did not have a material impact on VEON’s financial statements.
•Classification of Liabilities as Current or Non-current and non-current Liabilities with Covenants – Amendments to IAS 1, Presentation of Financial Statements
•Lease Liability in a Sale and Leaseback – Amendments to IFRS 16, Leases
•Disclosures: Supplier Finance Arrangements - Amendments to IAS 7, Statement of Cash Flows, and IFRS 7, Financial Instruments: Disclosures

Not yet adopted by the Group
Certain new accounting standards and interpretations, as listed below, have been issued but are not yet effective for the financial reporting period ended December 31, 2024 and have not been early adopted by the Group. These standards and interpretations are not expected to have a material impact on VEON’s financial statements in current or future reporting periods or on foreseeable future transactions except for the IFRS 18, Presentation and Disclosure in Financial Statement, and IFRS 19, Subsidiaries without Public Accountability: Disclosures. The Company is currently assessing the impact that the adoption of these new pronouncements will have on the consolidated financial statements at the time of initial application as well as its subsidiaries.
•Lack of exchangeability – Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates (effective for annual periods beginning on or after January 1, 2025)
•Classification and Measurement of Financial Instruments - Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures (effective for annual periods beginning on or after January 1, 2026)
•Improvements to International Financial Reporting Standards (effective for annual periods beginning on or after 1 January 1, 2026)
•Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures (effective for annual periods beginning on or after January 1, 2026)
•IFRS 18, Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after January 1, 2027)
•IFRS 19, Subsidiaries without Public Accountability: Disclosures (effective for annual periods beginning on or after January 1, 2027)